Reserves for Insurance Losses and Loss Adjustment Expenses	12 Months Ended
Dec. 31, 2011
Liability for Claims and Claims Adjustment Expense [Abstract]
Reserves for Insurance Losses and Loss Adjustment Expenses
18.    Reserves for Insurance Losses and Loss Adjustment Expenses
The following table provides a reconciliation of the activity in the reserves for insurance losses and loss adjustment expenses.

Year ended December 31, ($ in millions)	2011	2010	2009
Balance at beginning of year	$862	$1,215	$2,895
Reinsurance recoverables	(487)	(670)	(1,660)
Net balance at beginning of year	375	545	1,235
Net reserves reclassified from liabilities of discontinued operations held-for-sale (a)	269	784	—
Net reserves ceded — retroactive reinsurance (b)	—	(85)	—
Net reserves sold (c)	(279)	(452)	(82)
Incurred from continuing operations related to
Current year	754	872	968
Prior years (d)	(26)	(52)	22
Total incurred from continuing operations	728	820	990
Incurred from discontinued operations related to
Current year	165	361	1,060
Prior years (e)	(2)	(3)	(7)
Total incurred from discontinued operations	163	358	1,053
Paid related to
Current year	(848)	(1,015)	(1,353)
Prior years	(118)	(316)	(583)
Total paid	(966)	(1,331)	(1,936)
Net reserves reclassified to liabilities of discontinued operations held-for-sale (f)	(17)	(269)	(784)
Effects of exchange-rate changes	(14)	5	69
Net balance at end of year	259	375	545
Reinsurance recoverables	321	487	670
Balance at end of year	$580	$862	$1,215

(a)	Represents the fair value of reserves of discontinued operations held-for-sale at the beginning of the year.

(b)
On November 30, 2010, we entered into a loss portfolio transfer that ceded our losses and loss adjustment expenses related to business underwritten by our international reinsurance agency, which was sold on the same date. The loss portfolio transfer was accounted for as retroactive reinsurance. Retroactive reinsurance balances result from reinsurance placed to cover losses on insured events occurring prior to the inception of a reinsurance contract.

(c)
During 2011, we completed the sale of our U.K. consumer property and casualty insurance business. During 2010 and 2009, we completed sales related to our U.S. consumer property and casualty insurance business.

(d)
Incurred losses and loss adjustment expenses from continuing operations were adjusted as a result of changes in prior year reserve estimates for certain assumed reinsurance coverages, international private passenger automobile coverages, or dealer-related products.

(e)	Incurred losses and loss adjustment expenses from discontinued operations were adjusted as a result of changes in prior year reserve estimates for certain private passenger automobile coverages.

(f)	Reclassification is net of reinsurance recoveries.